UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            December 31, 2007
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       131
Entry Total:
Form 13F Information Table     	 $501,217,000
Value Total:

     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Vanguard Short Term Bond          SHORT TRM   921937827    27,741    360,039   SH       Sole                 360,039
                                   BOND
 PowerShares QQQ                   UNIT SER 1  73935A104       999     19,506   SH       Sole                  19,506
 S&P 500 SPDR                      UNIT SER 1  78462F103     1,262      8,629   SH       Sole                   8,629
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     4,542     79,755   SH       Sole                  79,755
 Estate                            REIT
 iShares MSCI EAFE                 MSCI EAFE   464287465    41,221    525,110   SH       Sole                 525,110
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614   136,843  2,251,446   SH       Sole               2,251,446
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       309      3,881   SH       Sole                   3,881
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    69,684    868,331   SH       Sole                 868,331
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       359      4,301   SH       Sole                   4,301
                                   GROW
 iShares Russell Micro Cap Index                               554     10,493   SH       Sole                  10,493
 Fund
 iShares S&P 500                   S&P 500     464287200   102,264    696,905   SH       Sole                 696,905
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       265      3,793   SH       Sole                   3,793
 iShares S&P 500/Barra Value       S&P 500     464287408       526      6,893   SH       Sole                   6,893
                                   VALUE
 iShares S&P 600 Growth            S&P600 GRW  464287887    32,553    241,385   SH       Sole                 241,385
 iShares S&P/Barra 600 Value       DTMVX       464287879     1,565     22,360   SH       Sole                  22,360
 3M Co.                            COM         88579y101       298      3,538   SH       Sole                   3,538
 A F L A C Inc.                    COM           1055102       228      3,643   SH       Sole                   3,643
 AT&T Inc. New                     COM         78387G103     2,013     48,438   SH       Sole                  48,438
 Abbott Laboratories               COM         002824100     2,790     49,691   SH       Sole                  49,691
 Aetna Inc.                        COM         00817Y108       262      4,546   SH       Sole                   4,546
 Allergan Inc.                     COM         184901023       529      8,229   SH       Sole                   8,229
 Allstate Corp                     COM         020002101       624     11,938   SH       Sole                  11,938
 Altria Group                      COM         718154107       831     11,000   SH       Sole                  11,000
 American Express Company          COM         025816109       369      7,098   SH       Sole                   7,098
 American Intl Group Inc           COM         026874107       431      7,388   SH       Sole                   7,388
 Amgen                             COM         311621007       224      4,827   SH       Sole                   4,827
 Anadarko Pete Corp                COM         032511107       203      3,097   SH       Sole                   3,097
 Anheuser Busch Co.                COM         352291033       356      6,798   SH       Sole                   6,798
 Apple Computer, Inc.              COM         378331003     1,025      5,173   SH       Sole                   5,173
 Bank of New York Mellon Co.       COM         064058100       557     11,421   SH       Sole                  11,421
 BankAmerica Corp.                 COM         605051044       772     18,721   SH       Sole                  18,721
 Baxter International Inc.         COM         718131097       270      4,653   SH       Sole                   4,653
 Best Buy Inc.                     COM         865161012       285      5,420   SH       Sole                   5,420
 Boeing Company Capital            COM         970231056       401      4,584   SH       Sole                   4,584
 Bristol-Myers Squibb Company      COM         110122108       231      8,709   SH       Sole                   8,709
 British Petroleum Amoco           COM         556221042     1,570     21,454   SH       Sole                  21,454
 C H Robinson                      COM         12541W100     1,263     23,328   SH       Sole                  23,328
 C V S Corp Del                    COM         126650100       307      7,720   SH       Sole                   7,720
 CME Group Inc.                    COM         12572q105       233        339   SH       Sole                     339
 Capital One Financial             COM         14040H105       259      5,472   SH       Sole                   5,472
 Carnival Corp.                    COM         143658102       357      8,022   SH       Sole                   8,022
 Caterpillar                       COM         149123101       884     12,181   SH       Sole                  12,181
 Charles Schwab                    COM         808513105       455     17,811   SH       Sole                  17,811
 ChevronTexaco Corp.               COM         166764100     1,351     14,475   SH       Sole                  14,475
 Cisco Systems                     COM         17275R102       854     31,538   SH       Sole                  31,538
 Citigroup Inc.                    COM         172967101       573     19,471   SH       Sole                  19,471
 Coca Cola                         COM         191216100       721     11,753   SH       Sole                  11,753
 Colgate-Palmolive Co              COM         194162103       267      3,427   SH       Sole                   3,427
 ComCast                           COM         20030N101       206     11,301   SH       Sole                  11,301
 Conocophillips                    COM         718507106       828      9,378   SH       Sole                   9,378
 Corning                           COM         219350105       208      8,654   SH       Sole                   8,654
 CostCo Companies Inc.             COM         22160k105       249      3,568   SH       Sole                   3,568
 Deere & Co                        COM         244199105       337      3,616   SH       Sole                   3,616
 Dell Inc.                         COM         24702r101       530     21,632   SH       Sole                  21,632
 Devon Energy                      COM         25179M103       202      2,276   SH       Sole                   2,276
 Diamond Management & Technology   COM         25278P106       197     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       257     17,014   SH       Sole                  17,014
 Disney                            COM         254687106       404     12,526   SH       Sole                  12,526
 Dow Chemical Co.                  COM         260543103       212      5,374   SH       Sole                   5,374
 EMC Corp. Mass.                   COM         268648102       216     11,680   SH       Sole                  11,680
 Emerson Electric                  COM         291011104       430      7,591   SH       Sole                   7,591
 Exelon Corporation                COM         30161N101     1,567     19,193   SH       Sole                  19,193
 Exxon Mobil Corporation           COM         30231G102     4,284     45,728   SH       Sole                  45,728
 FPL Group                         COM         302571104       237      3,493   SH       Sole                   3,493
 Ford Motor Company                COM         345370860       120     17,869   SH       Sole                  17,869
 General Electric                  COM         369604103     2,332     62,895   SH       Sole                  62,895
 Gilead Sciences Inc.              COM         375558103       228      4,951   SH       Sole                   4,951
 Glaxosmithkline                   COM         37733W105       651     12,927   SH       Sole                  12,927
 Goldman Sachs Group               COM         38141G104       663      3,083   SH       Sole                   3,083
 Google Inc                        COM         38259p508       824      1,192   SH       Sole                   1,192
 Hewitt Associates Inc             COM         42822Q100     1,319     34,459   SH       Sole                  34,459
 Hewlett Packard Co                COM         428236103     1,268     25,115   SH       Sole                  25,115
 Home Depot                        COM         437076102       287     10,644   SH       Sole                  10,644
 Honeywell International           COM         438516106       285      4,625   SH       Sole                   4,625
 IBM                               COM         459200101       987      9,133   SH       Sole                   9,133
 Intel Corp.                       COM         458140100     1,466     54,996   SH       Sole                  54,996
 J P Morgan Chase & Co.            COM         46625H100       998     22,863   SH       Sole                  22,863
 Janus Capital Group Inc.          COM         860831106       495     15,063   SH       Sole                  15,063
 Johnson & Johnson                 COM         478160104     1,403     21,040   SH       Sole                  21,040
 Kraft Foods Inc                   COM         50075n104       244      7,469   SH       Sole                   7,469
 Lehman Bros Holding Inc.          COM         524908100       226      3,447   SH       Sole                   3,447
 Lockheed Martin Corp.             COM         539830109       208      1,973   SH       Sole                   1,973
 Maisonette Int'l Enterprises Ltd  COM                           1    100,000   SH       Sole                 100,000
 Marathon Oil                      COM         565849106       227      3,728   SH       Sole                   3,728
 McDonald's Corporation            COM         580135101    12,136    206,002   SH       Sole                 206,002
 Medco Health Solutions            COM         58405u102       237      2,339   SH       Sole                   2,339
 Medtronic, Inc.                   COM         585055106       266      5,296   SH       Sole                   5,296
 Merck & Co, Inc.                  COM         589331107       654     11,260   SH       Sole                  11,260
 Merrill Lynch                     COM         590188108       318      5,920   SH       Sole                   5,920
 Metlife Inc.                      COM         59156R108       321      5,217   SH       Sole                   5,217
 Microsoft                         COM         594918104     1,630     45,773   SH       Sole                  45,773
 Monsanto Co.                      COM         61166W101       510      4,568   SH       Sole                   4,568
 Morgan Stanley / Dean Witter      COM         617446448     1,344     25,311   SH       Sole                  25,311
 Motorola Inc.                     COM         620076109       712     44,359   SH       Sole                  44,359
 National Semi-Conductor Corp.     COM         637640103       237     10,488   SH       Sole                  10,488
 Northern Trust                    COM         665859104       665      8,686   SH       Sole                   8,686
 Novamed Eyecare Inc.              COM         66986W108       193     45,520   SH       Sole                  45,520
 Occidental Petroleum Corp         COM         674599105       346      4,495   SH       Sole                   4,495
 Oracle Corp.                      COM         68389X105       491     21,754   SH       Sole                  21,754
 Pepsico Inc                       COM         713448108       799     10,522   SH       Sole                  10,522
 Pfizer Incorporated               COM         717081103       607     26,707   SH       Sole                  26,707
 Praxair Inc                       COM         74005P104       324      3,653   SH       Sole                   3,653
 Procter & Gamble                  COM         742718109     1,373     18,698   SH       Sole                  18,698
 Prudential Securities             COM         744320102       441      4,743   SH       Sole                   4,743
 Qualcomm, Inc.                    COM         747525103       333      8,452   SH       Sole                   8,452
 SWMX Inc.                         COM                           5  1,309,000   SH       Sole               1,309,000
 Schlumberger                      COM         806857108       656      6,669   SH       Sole                   6,669
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       221      2,539   SH       Sole                   2,539
 Sirius Sattelite Radio Inc.       COM         82966U103        41     13,555   SH       Sole                  13,555
 Sprint Nextel Corp.               COM         852061100       133     10,151   SH       Sole                  10,151
 Sun Microsystems                  COM         866810104       275     15,149   SH       Sole                  15,149
 Target                            COM         87612E106       244      4,871   SH       Sole                   4,871
 Texas Instruments                 COM         882508104       311      9,319   SH       Sole                   9,319
 Tiffany & Co                      COM         886547108       295      6,413   SH       Sole                   6,413
 Time Warner Inc.                  COM         887317105       571     34,570   SH       Sole                  34,570
 US Bancorp                        COM         902973304       492     15,496   SH       Sole                  15,496
 Union Pacific                     COM         907818108       305      2,430   SH       Sole                   2,430
 United Health Care Corp.          COM         91324P102       436      7,496   SH       Sole                   7,496
 United Parcel Service Class B     COM         911312106       269      3,808   SH       Sole                   3,808
 United Technologies Corp.         COM         913017109       430      5,623   SH       Sole                   5,623
 Verizon Communications            COM         92343V104       834     19,085   SH       Sole                  19,085
 Viacom Inc. Class B               COM         925524308       274      6,236   SH       Sole                   6,236
 Virgin Media, Inc.                COM         92769L101       194     11,300   SH       Sole                  11,300
 Wachovia Corporation              COM         929903102       336      8,841   SH       Sole                   8,841
 Wal-Mart                          COM         931142103       621     13,062   SH       Sole                  13,062
 Walgreen Company                  COM         931422109       353      9,257   SH       Sole                   9,257
 WellPoint Health Networks         COM         94973H108       268      3,056   SH       Sole                   3,056
 Wells Fargo & Co New              COM         949746101     1,675     55,497   SH       Sole                  55,497
 Wyeth                             COM         983024100       304      6,872   SH       Sole                   6,872
 YUM! Brands Inc                   COM         988498101       429     11,199   SH       Sole